Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Central Index Key	0001227155
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Money Market Portfolio | Administrative Class
Prospectus:
Trading Symbol	MANXX
Money Market Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVSXX
Money Market Portfolio | Institutional Class
Prospectus:
Trading Symbol	MPUXX
Money Market Portfolio | Investor Class
Prospectus:
Trading Symbol	MIOXX
Money Market Portfolio | Participant Class
Prospectus:
Trading Symbol	MMNXX
Money Market Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MMRXX
Money Market Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSHXX
Institutional Class Prospectus | Prime Portfolio | Institutional Class
Prospectus:
Trading Symbol	MPFXX
Institutional Class Prospectus | Government Portfolio | Institutional Class
Prospectus:
Trading Symbol	MVRXX
Institutional Class Prospectus | Government Securities Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIXX
Institutional Class Prospectus | Treasury Portfolio | Institutional Class
Prospectus:
Trading Symbol	MISXX
Institutional Class Prospectus | Treasury Securities Portfolio | Institutional Class
Prospectus:
Trading Symbol	MSUXX
Institutional Class Prospectus | Tax Exempt Portfolio | Institutional Class
Prospectus:
Trading Symbol	MTXXX
Institutional Select Class Prospectus | Prime Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MPEXX
Institutional Select Class Prospectus | Government Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MGSXX
Institutional Select Class Prospectus | Government Securities Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MSVXX
Institutional Select Class Prospectus | Treasury Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MTSXX
Institutional Select Class Prospectus | Treasury Securities Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MSSXX
Institutional Select Class Prospectus | Tax Exempt Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MXSXX
Investor Class Prospectus | Prime Portfolio | Investor Class
Prospectus:
Trading Symbol	MPVXX
Investor Class Prospectus | Government Portfolio | Investor Class
Prospectus:
Trading Symbol	MVVXX
Investor Class Prospectus | Government Securities Portfolio | Investor Class
Prospectus:
Trading Symbol	MVIXX
Investor Class Prospectus | Treasury Portfolio | Investor Class
Prospectus:
Trading Symbol	MTNXX
Investor Class Prospectus | Treasury Securities Portfolio | Investor Class
Prospectus:
Trading Symbol	MNVXX
Investor Class Prospectus | Tax Exempt Portfolio | Investor Class
Prospectus:
Trading Symbol	MXIXX
Administrative Class Prospectus | Prime Portfolio | Administrative Class
Prospectus:
Trading Symbol	MPMXX
Administrative Class Prospectus | Government Portfolio | Administrative Class
Prospectus:
Trading Symbol	MGOXX
Administrative Class Prospectus | Government Securities Portfolio | Administrative Class
Prospectus:
Trading Symbol	MGAXX
Administrative Class Prospectus | Treasury Portfolio | Administrative Class
Prospectus:
Trading Symbol	MTTXX
Administrative Class Prospectus | Treasury Securities Portfolio | Administrative Class
Prospectus:
Trading Symbol	MAMXX
Administrative Class Prospectus | Tax Exempt Portfolio | Administrative Class
Prospectus:
Trading Symbol	MXAXX
Advisory Class Prospectus | Prime Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAVXX
Advisory Class Prospectus | Government Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAYXX
Advisory Class Prospectus | Government Securities Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVAXX
Advisory Class Prospectus | Treasury Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAOXX
Advisory Class Prospectus | Treasury Securities Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVYXX
Advisory Class Prospectus | Tax Exempt Portfolio | Advisory Class
Prospectus:
Trading Symbol	MADXX
Participant Class Prospectus | Prime Portfolio | Participant Class
Prospectus:
Trading Symbol	MPNXX
Participant Class Prospectus | Government Portfolio | Participant Class
Prospectus:
Trading Symbol	MPCXX
Participant Class Prospectus | Government Securities Portfolio | Participant Class
Prospectus:
Trading Symbol	MGIPXX
Participant Class Prospectus | Treasury Portfolio | Participant Class
Prospectus:
Trading Symbol	MTCXX
Participant Class Prospectus | Treasury Securities Portfolio | Participant Class
Prospectus:
Trading Symbol	MPRXX
Participant Class Prospectus | Tax Exempt Portfolio | Participant Class
Prospectus:
Trading Symbol	MXPXX
Cash Management Class Prospectus | Prime Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSPXX
Cash Management Class Prospectus | Government Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSGXX
Cash Management Class Prospectus | Government Securities Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MCHXX
Cash Management Class Prospectus | Treasury Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MREXX
Cash Management Class Prospectus | Treasury Securities Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MHSXX
Cash Management Class Prospectus | Tax Exempt Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MTMXX